Income Taxes (Current and Deferred) - Schedule of Reconciliation Between the Theoretical Tax Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reconciliation of Effective Income Tax Expense [line items]
Profit (loss) before tax from continuing operations	€ (777)	€ 1,777	€ 2,799
Theoretical income tax from continuing operations	(186)	426	770
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable	9	3	17
Tax losses from prior years not recoverable (recoverable) in future years	(225)	(2)	(1)
Non-deductible goodwill impairment charge	621
Effect of change in IRES tax rate			25
Prior years' IRES	25	(26)	(38)
Other net differences	(19)	(55)	(26)
Effective income tax recognized in income statement from continuing operations, excluding IRAP tax	235	349	727
IRAP tax	140	141	153
Total effective income tax recognized in income statement from continuing operations	375	490	880
Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale			48
Total effective income tax recognized in income statements	375	490	928
Brazil [member]
Income tax effect on increases (decreases) in variations:
Brazil: different rate compared to theoretical rate in force in Italy	44	34	11
Brazil: incentive on investments in the north-east of the country	€ (34)	€ (31)	€ (31)